LEASES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	May 31, 2023	Dec. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease payment					$ 7
Operating lease payments					479	$ 261
Sublease income	$ 7
Operating lease, right-of-use asset		$ 307			1,380	307
Operating lease, liability		$ 263			1,326	263
Operating lease expense					$ 403	$ 264
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease description		Odysight.ai entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 12 months beginning on December 14, 2022 and the Company has an option to extend the lease period for an additional one year	In March 2021, Odysight.ai entered into a lease agreement for additional office space in Omer, Israel (“additional space”), with the term for such agreement is ending December 31, 2023	Odysight.ai entered into a lease agreement for office space in Omer, Israel (“original space”), with the 36-month term for such agreement beginning on January 1, 2021
Operating lease payments	$ 25	$ 3